Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Notes Payable

Notes payable consists of the following as of March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023

Total notes payable	$34,500	$234,500
Less: current maturities	-	200,000
Notes payable, less current maturities	$34,500	$34,500

Notes payable consists of the following as of December 31, 2023 and 2022:

	December 31,
	2023	2022

Total notes payable	$234,500	$2,284,500
Less: unamortized debt discounts	-	-
Notes payable	$234,500	$2,284,500
Less: current maturities	200,000	2,250,000
Notes payable, less current maturities	$34,500	$34,500